Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued bonus	$ 376,000	$ 243,000
Fixed assets	0	108,000
Federal credit carryforwards	939,000	331,000
Leases	28,000	0
Start-up costs	39,000	48,000
Deferred tax assets before valuation allowance	1,382,000	730,000
Valuation allowance	1,237,000	560,000
Total deferred tax assets	145,000	170,000
Deferred tax liabilities:
Intangible assets	90,000	148,000
Fixed assets	47,000	0
Prepaid expenses	8,000	22,000
Total deferred tax liabilities	145,000	170,000
Net deferred tax asset	$ 0	$ 0